The Advisors’ Inner Circle Fund II	CastleArk
Large Growth ETF
January 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.5%

	Shares	Value
Communication Services — 14.0%
Alphabet, Cl A	79,139	$26,748,982
Meta Platforms, Cl A	23,646	16,942,359
		43,691,341
Consumer Discretionary — 11.2%
Amazon.com *	80,779	19,330,415
Booking Holdings	952	4,761,752
Ferrari	3,002	1,000,176
Tapestry	36,864	4,678,410
Ulta Beauty *	7,861	5,088,897
		34,859,650
Financials — 11.1%
Blackstone	43,548	6,202,106
Charles Schwab	90,115	9,364,751
Mastercard, Cl A	18,276	9,846,926
Visa, Cl A	29,103	9,366,219
		34,780,002
Health Care — 7.3%
Eli Lilly	14,173	14,699,527
Gilead Sciences	46,616	6,617,141
Insulet *	5,657	1,447,117
		22,763,785
Industrials — 4.2%
Axon Enterprise *	1,719	831,274
GE Vernova	7,861	5,709,994
Uber Technologies *	32,776	2,623,719
Vertiv Holdings, Cl A	21,677	4,035,824
		13,200,811
Information Technology — 48.7%
Advanced Micro Devices *	8,726	2,065,706
Analog Devices	6,342	1,971,601
Apple	64,936	16,849,593
Arista Networks *	69,307	9,823,574
Broadcom	34,170	11,320,521
Lam Research	61,266	14,303,160
Microchip Technology	57,854	4,392,276
Microsoft	52,500	22,590,225
NVIDIA	260,706	49,828,738
ServiceNow *	47,190	5,521,702
Shopify, Cl A *	61,052	8,011,854
Snowflake, Cl A *	26,622	5,130,059
		151,809,009
Total Common Stock
(Cost $215,059,535)		301,104,598

Total Investments - 96.5%
(Cost $215,059,535)		$301,104,598

Percentages are based on Net Assets of $311,883,623

*	Non-Income producing security.

Cl — Class

CSA-NQ-001-0500

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